Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com
Michael E. Schapiro, Esquire (202) 507-5163 mschapiro@stradley.com

                                    1933 Act Rule 497(j)
                                    1933 Act File No. 033-13019
                                    1940 Act File No. 811-05083

May 2, 2024

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:     VanEck VIP Trust (the “Registrant”)
File Nos. 033-13019 and 811-05083
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497, would not have differed from those filed in Post-Effective Amendment No. 92 (“Amendment”) to the Registration Statement of the Registrant. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on April 26, 2024, with an effective date of May 1, 2024.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael E. Schapiro
Michael E. Schapiro, Esquire